Leases (Details) - Schedule of maturities of lease liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of maturities of lease liabilities [Abstract]
2023	¥ 5,396	$ 782
2024	8,332	1,208
2025	6,676	968
2026	6,530	947
Thereafter	1,751	254
Total remaining undiscounted lease payments	28,685	4,159
Less: Interest	2,241	325
Total present value of lease liabilities	26,444	3,834
Less: Current operating lease liabilities	8,857	1,284	¥ 11,889
Non-current operating lease liabilities	¥ 17,587	$ 2,550